Contract liabilities and other advances - Components (Details) - GBP (£) £ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	£ 20,132	£ 27,006
More than one year	68,742	65,466
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	18,542	25,036
More than one year	68,742	65,466
Contract liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	18,542	25,036
More than one year	68,742	65,466
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	1,590	1,970
More than one year	0	0
Other advances
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	1,590	1,970
More than one year	£ 0	£ 0